Subsidiaries and non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Significant Subsidiaries within the Group

Details of the significant subsidiaries within the Group are as follows:

Name of subsidiaries	Country of incorporation/ operation	Ownership interests held by the Group
		2023	2022
		%	%
Grab Holdings Inc.	Cayman	100	100
Grab Inc.	Cayman	100	100
A2G Holdings Inc.	Cayman	100	100
A6 Holdings Inc.	Cayman	100	100
GrabCar Pte. Ltd.	Singapore	100	100
PT Bumi Cakrawala Perkasa	Indonesia	82.8	82.8

Summary of Non-Controlling Interests

(in $ millions)	$
Carrying amount of non-controlling interests acquired	(7)
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(21)
Consideration paid to non-controlling interests	(27)
Decrease in equity attributable to owners of the Company recognized in accumulated losses	(55)